Financial - risk management objectives and policies (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	$ 633,083	$ 592,342	$ 353,710	$ 383,305
Not later than one year [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	454,726	383,869
Later than one year and not later than two years [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	149,381	116,375
Later than five years [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	28,469	48,822
Later ThanTwo Year And Not LaterThan Five Year Member [Member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	458,969	509,632
Bank loans [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	96,580	55,000
Bank loans [member] | Not later than one year [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	96,580	55,000
Bank loans [member] | Later than one year and not later than two years [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	0	0
Bank loans [member] | Later than five years [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	0	0
Bank loans [member] | Later ThanTwo Year And Not LaterThan Five Year Member [Member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	0	0
Trade and other payables [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	220,042	269,044
Trade and other payables [member] | Not later than one year [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	219,379	253,062
Trade and other payables [member] | Later than one year and not later than two years [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	663	0
Trade and other payables [member] | Later than five years [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	0	15,982
Trade and other payables [member] | Later ThanTwo Year And Not LaterThan Five Year Member [Member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	0	0
Derivative financial instruments [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	28,705	3,863
Derivative financial instruments [member] | Not later than one year [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	28,705	3,863
Derivative financial instruments [member] | Later than one year and not later than two years [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	0	0
Derivative financial instruments [member] | Later than five years [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	0	0
Derivative financial instruments [member] | Later ThanTwo Year And Not LaterThan Five Year Member [Member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	0	0
Embedded derivative for sale of concentrates [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities		1,524
Embedded derivative for sale of concentrates [member] | Not later than one year [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities		1,524
Embedded derivative for sale of concentrates [member] | Later than one year and not later than two years [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities		0
Embedded derivative for sale of concentrates [member] | Later than five years [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities		0
Embedded derivative for sale of concentrates [member] | Later ThanTwo Year And Not LaterThan Five Year Member [Member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities		0
Financial obligation [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	708,469	686,519
Financial obligation [member] | Not later than one year [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	110,062	70,420
Financial obligation [member] | Later than one year and not later than two years [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	148,718	113,070
Financial obligation [member] | Later than five years [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	0	0
Financial obligation [member] | Later ThanTwo Year And Not LaterThan Five Year Member [Member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	449,689	503,029
Contingent consideration liability [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	37,749	42,748
Contingent consideration liability [member] | Not later than one year [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	0	0
Contingent consideration liability [member] | Later than one year and not later than two years [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	0	3,305
Contingent consideration liability [member] | Later than five years [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	28,469	32,840
Contingent consideration liability [member] | Later ThanTwo Year And Not LaterThan Five Year Member [Member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	$ 9,280	$ 6,603